Note 2 - Basis of Presentation (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
	Country of Incorporation	Principal Activity	Ownership percentage at March 31, 2025	Ownership percentage at March 31, 2024	Ownership percentage at March 31, 2023

Sierra Gold & Silver Ltd. (“Sierra”)	USA	Holding Company	Nil	100%	100%
Rio Grande Resources Ltd. (“Rio Grande”)*	Canada	Holding Company	19.95%	Nil	Nil